INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year	¥ 69,822	¥ 53,404	¥ 36,921
Increase related to current year tax positions	87,838	66,122	51,050
Settlement	(66,122)	(49,704)	(34,567)
Balance at end of year	¥ 91,538	¥ 69,822	¥ 53,404